Leases - Schedule of Components of Operating Lease Costs (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Components of Operating Lease Costs [Abstract]
Operating lease cost	$ 2,678	$ 2,782
Short-term lease cost	145	93
Variable lease cost	147	166
Total net lease costs	$ 2,970	$ 3,041